UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       JUNE 30, 2007

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):           [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      NOTTINGHAM ADVISORS INC.
ADDRESS:   500 ESSJAY RD. SUITE 220
           WILLIAMSVILLE, NY 14221

Form 13F File Number:    28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kathy Strohmeyer
Title:   Operations Manager
Phone:   716-633-3800

Signature, Place, and Date of Signing:

Kathy Strohmeyer               Williamsville, NY                 08/01/07
------------------             -----------------              ---------------
[Signature]                      [City, State]                     [Date]

Report Type       (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         ___________________________________-  [Repeat as necessary.]


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                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        81

Form 13F Information Table Value Total:      $220485
                                           (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number               Name



         [Repeat as necessary.]




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                           Form 13F INFORMATION TABLE



Nottingham Advisors FORM 13F
13 F Report
                                                                                                           Voting Authority
                                30-Jun-07
                                                       Value       Shares/    Sh/   Put     Invstmt   Other
Name of Issuer                   Title of CUSIP       (x$1000)    Prn Amt    Prn    Cal     Dscretn   MSole      Shared    None
--------------------------------------------------------------------------------------------------------------------------------

Advantexcel.com Comm Corp.       COM   00758X101           0       10000      SH             Sole                10000
American Express Co.             COM   025816109        2868       46872      SH             Sole                46872
Amgen Inc.                       COM   031162100        2216       40088      SH             Sole                40088
AngioDynamics Inc.               COM   03475V101        2968      164811      SH             Sole               164811
Apache Corp.                     COM   037411105        2885       35355      SH             Sole                35355
Apple Computer                   COM   037833100        1863       15266      SH             Sole                15266
Bankamerica Corp.                COM   060505104         296        6064      SH             Sole                 6064
Bed Bath & Beyond Inc.           COM   075896100         639       17757      SH             Sole                17757
Berkshire Hathaway Inc. Cl B     COM   084670207         209          58      SH             Sole                   58
Biosensors International Group   COM   G11325100          81      125000      SH             Sole               125000
Boston Scientific Corp.          COM   101137107         435       28336      SH             Sole                28336
Burlington Northern Santa Fe     COM   12189T104        2786       32721      SH             Sole                32721
Cameco Corp.                     COM   13321L108        2872       56600      SH             Sole                56600
Cisco Systems Inc.               COM   17275R102        3065      110054      SH             Sole               110054
Citigroup Inc.                   COM   172967101        2779       54187      SH             Sole                54187
Conocophillips                   COM   20825C104        2456       31282      SH             Sole                31282
EBay Inc.                        COM   278642103        3012       93593      SH             Sole                93593
Exxon Mobil Corp.                COM   30231G102         800        9532      SH             Sole                 9532
Genentech Inc.                   COM   368710406        2471       32661      SH             Sole                32661
General Electric Co.             COM   369604103        3731       97476      SH             Sole                97476
Johnson & Johnson                COM   478160104        2601       42212      SH             Sole                42212
Joy Global Inc.                  COM   481165108        2389       40955      SH             Sole                40955
M&T Bank Corp.                   COM   55261F104         589        5510      SH             Sole                 5510
Marriott Intl. Inc.              COM   571903202        1463       33830      SH             Sole                33830
Medco Health Solutions, Inc.     COM   58405U102        1598       20489      SH             Sole                20489
Medtronic Inc.                   COM   585055106         737       14209      SH             Sole                14209
Microsoft Inc.                   COM   594918104         591       20064      SH             Sole                20064
Minrad International Inc.        COM   60443P103         195       32875      SH             Sole                32875
Motorola Inc.                    COM   620076109        1844      104186      SH             Sole               104186
NuVasive Inc.                    COM   670704105        1538       56950      SH             Sole                56950
Pfizer Inc.                      COM   717081103        2181       85297      SH             Sole                85297
Procter & Gamble                 COM   742718109        2691       43975      SH             Sole                43975
Qualcomm Inc.                    COM   747525103        2522       58120      SH             Sole                58120
Royal Dutch Shell PLC ADR Cl A   COM   780259206         207        2550      SH             Sole                 2550
Synergetics USA Inc.             COM   87160G107         328       94271      SH             Sole                94271
Texas Instruments Inc.           COM   882508104        3358       89242      SH             Sole                89242
United Technologies Corp.        COM   913017109        3143       44310      SH             Sole                44310
Valero Energy Corp.              COM   91913Y100        3162       42804      SH             Sole                42804
Walgreen Co.                     COM   931422109        1400       32153      SH             Sole                32153
Waste Management Inc.            COM   94106L109        2296       58790      SH             Sole                58790
Wells Fargo & Company            COM   949746101        1509       42904      SH             Sole                42904
Consumer Staples Select Sector         81369Y308         527       19500      SH             Sole                19500
PowerShares FTSE RAFI U.S. 100         73935X583       16651      268007      SH             Sole               268007
PowerShares QQQ Nasdaq 100             73935A104         212        4446      SH             Sole                 4446
Powershares Global Water Portf         73935X575        3692      176496      SH             Sole               176496
Powershares High Yield Eq Dvd          73935X302         282       18325      SH             Sole                18325
S & P Mid-Cap 400 Dep Rcpts            595635103       18629      114324      SH             Sole               114324
SPDR FTSE/Macquarie Global Inf         863308821        4870       86990      SH             Sole                86990
Technology Select Sector SPDR          81369Y803        3552      138736      SH             Sole               138736
Utilities Select Sector SPDR           81369Y886         455       11500      SH             Sole                11500
Vanguard Mid-Cap VIPERS ETF            922908629         422        5241      SH             Sole                 5241
WisdomTree Int'l LargeCap Divi         97717W794        8992      133159      SH             Sole               133159
WisdomTree Int'l MidCap Divide         97717W778         503        7000      SH             Sole                 7000
WisdomTree International Top 1         97717W786         322        4575      SH             Sole                 4575
iShares DJ Select Dividend Ind         464287168        7772      108107      SH             Sole               108107
iShares Lehman US Treasury Inf         464287176         246        2485      SH             Sole                 2485
iShares MSCI Australia Index F         464286103         779       27350      SH             Sole                27350
iShares MSCI Canada Index              464286509        3453      115640      SH             Sole               115640
iShares MSCI EAFE Index                464287465       20533      254216      SH             Sole               254216
iShares MSCI EAFE Value Index          464288877         370        4725      SH             Sole                 4725
iShares MSCI Emerging Markets          464287234        7437       56489      SH             Sole                56489
iShares Russell 1000 Growth In         464287614       10945      184856      SH             Sole               184856
iShares Russell 1000 Value Ind         464287598       10729      123689      SH             Sole               123689
iShares Russell 2000 Growth In         464287648         345        4023      SH             Sole                 4023
iShares Russell 2000 Value Ind         464287630         356        4328      SH             Sole                 4328
iShares Russell Midcap Growth          464287481         523        4588      SH             Sole                 4588
iShares Russell Midcap Value I         464287473         583        3705      SH             Sole                 3705
iShares S&P 100 Index Fund             464287101         546        7880      SH             Sole                 7880
iShares S&P 500 Barra Growth I         464287309         287        4180      SH             Sole                 4180
iShares S&P Global Healthcare          464287325        3734       63123      SH             Sole                63123
iShares S&P Midcap 400 Index           464287507         283        3165      SH             Sole                 3165
iShares S&P Small Cap 600 Inde         464287804       11928      167763      SH             Sole               167763
iShares Trust 1-3 Treas Index          464287457         580        7235      SH             Sole                 7235
AT & T                                 00206R102         332        8011      SH             Sole                 8011
Bank of New York Mellon Corp           064058100         249        6000      SH             Sole                 6000
Boston Scientific Corp.                101137107         449       29295      SH             Sole                29295
Community Bank N.A.                    203607106        2935      146600      SH             Sole               146600
Exxon Mobil Corp.                      30231G102         294        3500      SH             Sole                 3500
General Electric Co.                   369604103         697       18218      SH             Sole                18218
Johnson & Johnson                      478160104         216        3500      SH             Sole                 3500
Uvumobile Inc                          918171109           1       10300      SH             Sole                10300
REPORT SUMMARY                   81 DATA RECORDS      220485                       OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


Do not save this screen as a text file. This report automatically creates the
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the location of this text file, see your 705 Report documentation.
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